Expense Example, No Redemption - Calamos Laddered Bitcoin Structured Alt Protection ETF - Calamos Laddered Bitcoin Structured Alt Protection ETF	Sep. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	$ 252